As filed with the Securities and Exchange Commission on August 14, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2014

Date of reporting period:  June 30, 2013

Item 1. Schedules of Investments.

Coldstream Dividend Growth Fund
Schedule of Investments
at June 30, 2013 (Unaudited)

Shares	COMMON STOCKS - 97.64%	Value

	Beverage and Tobacco Product Manufacturing - 7.86%
25,165	Altria Group, Inc.	$880,523
28,120	Coca-Cola Co.	1,127,893
11,000	PepsiCo, Inc.	899,690
9,870	Philip Morris International, Inc.	854,940
		3,763,046
	Chemical Manufacturing - 9.42%
25,000	Abbott Laboratories	872,000
21,000	AbbVie, Inc.	868,140
17,600	E. I. du Pont de Nemours & Co.	924,000
11,200	Johnson & Johnson	961,632
19,000	Merck & Co., Inc.	882,550
		4,508,322
	Computer and Electronic Product Manufacturing - 8.23%
3,200	Apple, Inc.	1,267,456
38,600	Cisco Systems, Inc.	938,366
4,500	International Business Machines Corp.	859,995
22,060	Xilinx, Inc.	873,796
		3,939,613
	Credit Intermediation and Related Activities - 4.62%
12,000	Ameriprise Financial, Inc.	970,560
23,500	JPMorgan Chase & Co.	1,240,565
		2,211,125
	Energy Equipment & Services - 2.76%
22,700	Ensco PLC - Class A (a)	1,319,324
	Fabricated Metal Product Manufacturing - 2.00%
16,000	Crane Co.	958,720
	Food and Beverage Stores - 1.93%
39,000	Safeway, Inc.	922,740
	Food Manufacturing - 2.55%
35,000	ConAgra Foods, Inc.	1,222,550
	Food Services and Drinking Places - 1.88%
9,075	McDonald's Corp.	898,425
	General Merchandise Stores - 5.44%
25,600	Macy's, Inc.	1,228,800
20,000	Target Corp.	1,377,200
		2,606,000
	Health and Personal Care Stores - 2.23%
24,200	Walgreen Co.	1,069,640
	Insurance Carriers and Related Activities - 5.16%
26,000	Aflac, Inc.	1,511,120
24,000	Marsh & McLennan Cos., Inc.	958,080
		2,469,200
	Machinery Manufacturing - 5.34%
11,100	Deere & Co.	901,875
71,285	General Electric Co.	1,653,099
		2,554,974
	Merchant Wholesalers, Durable Goods - 2.08%
110,000	Xerox Corp.	997,700
	Merchant Wholesalers, Nondurable Goods - 2.07%
21,000	Cardinal Health, Inc.	991,200
	Miscellaneous Manufacturing - 4.67%
9,000	3M Co.	984,150
24,300	Medtronic, Inc.	1,250,721
		2,234,871
	Oil and Gas Extraction - 3.50%
11,900	Enterprise Products Partners L.P.	739,585
27,000	Marathon Oil Corp.	933,660
		1,673,245
	Petroleum and Coal Products Manufacturing - 7.63%
7,855	Chevron Corp.	929,561
15,735	ConocoPhillips	951,967
10,500	Exxon Mobil Corp.	948,675
14,000	Phillips 66	824,740
		3,654,943
	Pipeline Transportation - 2.78%
6,844	Kinder Morgan Energy Partners, LP	584,478
13,400	Plains All American Pipeline, L.P.	747,854
		1,332,332
	Publishing Industries (except Internet) - 2.95%
40,905	Microsoft Corp.	1,412,450
	Rail Transportation - 3.97%
40,000	CSX Corp.	927,600
6,300	Union Pacific Corp.	971,964
		1,899,564
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.93%
3,600	BlackRock, Inc.	924,660
	Transportation Equipment Manufacturing - 6.64%
18,700	Eaton Corp. PLC (a)	1,230,647
12,000	Honeywell International, Inc.	952,080
14,000	Magna International, Inc. (a)	997,080
		3,179,807

	TOTAL COMMON STOCKS (Cost $40,140,099)	46,744,451

Shares	SHORT-TERM INVESTMENTS - 8.39%	Value
4,019,125	Fidelity Institutional Money Market Portfolio - Class I, 0.08% (b)	4,019,125
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,019,125)	4,019,125

	TOTAL INVESTMENTS IN SECURITIES (Cost $44,159,224) - 106.03%	50,763,576
	Liabilities in Excess of Other Assets - (6.03)%	(2,888,590)
	NET ASSETS - 100.00%	$47,874,986

(a)	U.S. traded security of a foreign issuer.
(b)	Rate shown is the 7-day annualized yield as of June 30, 2013.

Note 1 – Securities Valuation

The Coldstream Dividend Growth Fund’s (the “Fund”) investments in securities are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$898,425	$-	$-	$898,425
Finance and Insurance	5,604,985	-	-	5,604,985
Information	1,412,450	-	-	1,412,450
Manufacturing	26,016,847	-	-	26,016,847
Mining, Quarrying, and Oil and Gas Extraction	2,992,569	-	-	2,992,569
Retail Trade	4,598,380	-	-	4,598,380
Transportation and Warehousing	3,231,895	-	-	3,231,895
Wholesale Trade	1,988,900	-	-	1,988,900
Total Common Stocks	46,744,451	-	-	46,744,451
Short-Term Investments	4,019,125	-	-	4,019,125
Total Investments in Securities	$50,763,576	$-	$-	$50,763,576

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at June 30, 2013, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended June 30, 2013.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2013 was as follows*:

Cost of investments	$44,187,460

Gross unrealized appreciation	$7,118,413
Gross unrealized depreciation	(542,297)
Net unrealized appreciation	$6,576,116

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date 8/12/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 8/12/2013

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 8/12/2013

* Print the name and title of each signing officer under his or her signature.